Restructuring, Impairment and Integration Charges (Summary of Productivity Plan Charges) (Details) - Productivity Plan - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		$ 61	$ 110	$ 279
Restructuring, Settlement and Impairment Provisions, Net of Tax		$ 54	$ 90	$ 215
Restructuring and impairment provisions, after-tax impact per share		$ 0.04	$ 0.06	$ 0.14
Severance And Other Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		$ 31	$ 74	$ 89
Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		6	6	75
Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		24	30	115
FLNA
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		2	8	38
FLNA | Severance And Other Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		(1)	4	14
FLNA | Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		0	0	8
FLNA | Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		3	4	16
QFNA
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		0	1	9
QFNA | Severance And Other Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		0	0	0
QFNA | Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		0	0	0
QFNA | Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		0	1	9
NAB
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		7	21	88
NAB | Severance And Other Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		(3)	8	27
NAB | Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		1	0	43
NAB | Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		9	13	18
Latin America
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		0	7
Latin America | Severance And Other Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		19	5	22
Latin America | Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		0	2	8
Latin America | Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		(19)	0
ESSA
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		29	50	42
ESSA | Severance And Other Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		6	36	14
ESSA | Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		5	2	16
ESSA | Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		18	12	12
AMENA
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		15	25	28
AMENA | Severance And Other Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		12	21	18
AMENA | Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		0	2	0
AMENA | Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		3	2	10
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions	[1]	8	(2)
Corporate | Severance And Other Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions	[1]	(2)	0	(6)
Corporate | Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions	[1]	0	0	$ 0
Corporate | Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions	[1]	$ 10	$ (2)

[1]	Income amount represents adjustments of previously recorded amounts.